PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net
Property and equipment, gross	$ 15,956,885	$ 57,066,109
Less: accumulated depreciation	(9,737,925)	(10,538,052)
Property and equipment, net	6,218,960	46,528,057
Depreciation expense	4,627,453	3,568,804	3,860,658
Impairment charge on property and equipment	1,266,951
Leasehold improvements
Property and equipment, net
Property and equipment, gross	7,634,465	7,597,453
Office equipment
Property and equipment, net
Property and equipment, gross	3,865,150	4,340,295
Furniture
Property and equipment, net
Property and equipment, gross	4,145,824	6,219,825
Vehicles
Property and equipment, net
Property and equipment, gross	311,446	628,856
Buildings
Property and equipment, net
Property and equipment, gross		37,728,128
Construction in progress
Property and equipment, net
Property and equipment, gross		$ 551,552